Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
OPERATING REVENUES	$ 821.2	$ 823.6
COST OF SALES
Mining and processing	394.4	351.5
Inventory net realizable value adjustment (note 6)	33.9	0.0
Royalties (note 22)	9.1	11.7
Amortization	171.5	170.9
Cost of sales	608.9	534.1
EXPENSES
Exploration	18.4	14.7
Corporate and administrative	25.9	24.5
Share-based compensation (note 13)	18.3	11.1
Impairment charge (note 14)	38.2	224.3
Total expenses	709.7	808.7
EARNINGS FROM OPERATIONS	111.5	14.9
Finance expense	(5.7)	(4.5)
Foreign exchange gain (loss)	1.7	(0.9)
Other loss (note 15)	(5.1)	(7.2)
EARNINGS BEFORE INCOME TAXES	102.4	2.3
INCOME TAXES (note 12)
Current income tax expense	(10.7)	(5.3)
Deferred income tax expense	(54.6)	(63.7)
NET EARNINGS (LOSS)	37.1	(66.7)
Items that will not be reclassified to net earnings:
Total other comprehensive loss	(26.7)	(4.3)
COMPREHENSIVE INCOME (LOSS)	$ 10.4	$ (71.0)
EARNINGS (LOSS) PER SHARE (note 13)
- basic (usd per share)	$ 0.09	$ (0.17)
- diluted (usd per share)	$ 0.09	$ (0.17)
Weighted average number of common shares outstanding (000's)
- basic (in shares)	392,172	392,649
- diluted (in shares)	394,508	392,649